INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax
Theoretical tax benefit	$ 765	$ (29,776)	$ (29,201)
Increase (decrease) in tax rate due to:
Change in valuation allowance	(5,294)	8,489	14,968
Share-based compensation	11,262	14,806	10,184
Tax benefit relating to exercise of disqualified ISO	(1,408)	(1,394)	(3,069)
Initial public offering costs	(1,800)	(1,800)	(5,399)
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	1,140	15,523	14,460
Currency differences	0	768	18
Other	538	790	370
Effective tax	$ 5,203	$ 7,406	$ 2,331
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Change in valuation allowance	(159.00%)	(7.00%)	(12.00%)
Share-based compensation	339.00%	(11.00%)	(8.00%)
Tax benefit relating to exercise of disqualified ISO	(42.00%)	1.00%	2.00%
Initial public offering costs	(54.00%)	1.00%	4.00%
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	34.00%	(12.00%)	(11.00%)
Currency differences	0.00%	1.00%	0.00%
Other	16.00%	1.00%	0.00%
Effective tax	156.00%	(6.00%)	(2.00%)